Exhibit 99.7

Data Compare Summary (Total)
Run Date - 11/2/2021 5:08:02 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Appraised Value	0	11	0.00%	285
Borrower First Name	1	285	0.35%	285
Borrower Last Name	2	285	0.70%	285
Borrower Self-Employed?	3	256	1.17%	285
City	0	285	0.00%	285
Contract Sales Price	0	96	0.00%	285
Doc Type	7	275	2.55%	285
First Interest Rate Change Date	0	111	0.00%	285
First Payment Date	0	285	0.00%	285
Interest Rate Change Frequency	0	108	0.00%	285
Interest Rate Initial Cap	0	117	0.00%	285
Interest Rate Life Cap	0	117	0.00%	285
Interest Rate Life Max	0	160	0.00%	285
Interest Rate Periodic Cap	0	117	0.00%	285
Investor: Qualifying Total Debt Ratio	31	275	11.27%	285
LTV Valuation Value	0	274	0.00%	285
Margin	0	117	0.00%	285
Maturity Date	0	285	0.00%	285
Note Date	1	251	0.40%	285
Occupancy	0	285	0.00%	285
Original CLTV	0	285	0.00%	285
Original Interest Rate	0	251	0.00%	285
Original Loan Amount	0	284	0.00%	285
Original LTV	0	285	0.00%	285
Original P&I	0	285	0.00%	285
Original Term	0	285	0.00%	285
Originator Application Date	2	257	0.78%	285
Originator Loan Designation	5	275	1.82%	285
Property Type	10	285	3.51%	285
Purpose	0	285	0.00%	285
Refi Purpose	7	189	3.70%	285
Representative FICO	4	285	1.40%	285
State	0	285	0.00%	285
Street	0	285	0.00%	285
Zip	3	285	1.05%	285
Total	76	8,101	0.94%	285